Note 12 - Subsequent Event	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
12.	Subsequent event

On
May 21, 2019,
the Company entered into a sales agreement with Jefferies to act as an agent in selling the Company’s ordinary shares in an ATM offering program up to an aggregate offering proceeds of
$30,000
on mutually agreed terms. In
July 2019,
ATM offering was suspended and the Company has received an aggregate gross proceeds of
$13,023
on
620,753
ordinary shares already sold in respect thereof.

On
June 14, 2019
and
July 3, 2019,
certain investors led by Efung Capital entered into investment agreements with Wanchunbulin, to invest
$14,537
(
RMB100,000
) for a total of
4.76%
equity interest of Wanchunbulin. To date, the Company has received
$10,083
(
RMB70,000
) from this equity financing.

On
July 15, 2019,
the Company entered into an agreement with the noncontrolling shareholder of the Company, Dalian Wanchun Biotechnology Co., Ltd., to borrow a one
-year interest free loan of
$1,978
(
RMB13,600
). The Company has repaid such loan by the date of these financial statements.

In
July 2019,
the Company completed a public offering, led by Decheng Capital, of the issuance of
2,058,825
ordinary shares of the Company at
$17.00
per share for gross proceeds of
$35,000.